Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended		60 Months Ended		62 Months Ended		64 Months Ended		68 Months Ended		80 Months Ended		120 Months Ended
	Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025
C000216485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Including sales charges
Average Annual Return, Percent	0.37%	[1]	4.63%		7.32%						3.75%
C000216484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Average Annual Return, Percent	5.93%	[2]	10.65%		8.89%						5.24%
C000216483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	5.82%	[3]	10.50%		8.82%										7.96%
C000216482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	4.28%	[4]	8.34%		7.63%								6.25%
C000216486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	(0.12%)	[5]	4.17%		7.27%										7.01%
C000216492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	(5.11%)	[6]	(9.92%)		6.45%										3.56%
C000216487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	(0.96%)	[7]	(6.33%)		6.85%										3.41%
C000216489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	0.56%	[8]	(4.31%)		8.04%										4.57%
C000216491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Average Annual Return, Percent	0.61%	[9]	(4.22%)		8.15%										4.65%
C000216488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Including sales charges
Average Annual Return, Percent	(4.64%)	[10]	(9.45%)		6.52%						0.60%
C000221684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Average Annual Return, Percent	10.44%	[11]	9.76%		5.26%		4.53%
C000219985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Average Annual Return, Percent	10.29%	[12]	9.57%		5.12%				5.14%
C000219987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	10.70%	[13]	10.28%		5.76%				5.79%
C000219986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	9.16%	[14]	8.19%		4.72%				4.73%
C000219988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	7.23%	[15]	6.69%		4.88%				4.93%
C000219998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	16.92%	[16]	13.87%		11.89%				12.25%
C000219999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	19.04%	[17]	15.46%		11.73%				12.04%
C000220000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	20.65%	[18]	17.61%		12.85%				13.17%
C000219997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Average Annual Return, Percent	20.27%	[19]	16.99%		12.19%				12.51%
C000221686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Average Annual Return, Percent	20.34%	[20]	17.05%		12.28%		10.80%
C000221687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Average Annual Return, Percent	13.77%	[21]	12.70%		7.92%		6.94%
C000220003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Average Annual Return, Percent	13.67%	[22]	12.57%		7.91%				7.97%
C000220002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	14.01%	[23]	13.26%		8.56%				8.63%
C000220001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	12.45%	[24]	11.10%		7.41%				7.48%
C000220005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	10.54%	[25]	9.66%		7.62%				7.73%
C000220007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Including sales charges
Average Annual Return, Percent	13.67%	[26]	11.69%		10.18%				10.38%
C000220008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Including sales charges
Average Annual Return, Percent	15.70%	[27]	13.35%		10.03%				10.18%
C000220010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	17.30%	[28]	15.50%		11.13%				11.29%
C000220011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 Shares
Average Annual Return, Percent	16.95%	[29]	14.76%		10.48%				10.63%
C000221688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIMPLE Class Shares
Average Annual Return, Percent	17.07%	[30]	14.89%		10.58%		9.34%
Without Sales Load [Member] | C000216485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Excluding sales charges
Average Annual Return, Percent	5.65%	[1]	10.13%		8.43%						4.79%
Without Sales Load [Member] | C000216482 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	5.28%	[4]	9.34%		7.63%								6.25%
Without Sales Load [Member] | C000216486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	5.69%	[5]	10.23%		8.49%										7.64%
Without Sales Load [Member] | C000216492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	0.42%	[6]	(4.68%)		7.66%										4.17%
Without Sales Load [Member] | C000216487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	0.03%	[7]	(5.39%)		6.85%										3.41%
Without Sales Load [Member] | C000216488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares - Excluding sales charges
Average Annual Return, Percent	0.38%	[10]	(4.69%)		7.62%						1.60%
Without Sales Load [Member] | C000219986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	10.16%	[14]	9.19%		4.72%				4.73%
Without Sales Load [Member] | C000219988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	10.54%	[15]	9.99%		5.52%				5.53%
Without Sales Load [Member] | C000219998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	20.54%	[16]	17.40%		12.58%				12.90%
Without Sales Load [Member] | C000219999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	20.04%	[17]	16.46%		11.73%				12.04%
Without Sales Load [Member] | C000220001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	13.45%	[24]	12.10%		7.41%				7.48%
Without Sales Load [Member] | C000220005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	13.96%	[25]	13.05%		8.28%				8.34%
Without Sales Load [Member] | C000220007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares - Excluding sales charges
Average Annual Return, Percent	17.19%	[26]	15.14%		10.85%				11.02%
Without Sales Load [Member] | C000220008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares - Excluding sales charges
Average Annual Return, Percent	16.70%	[27]	14.35%		10.03%				10.18%
Morningstar Infrastructure Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Infrastructure Category Average
Average Annual Return, Percent	12.19%	[5],[31]	16.14%	[31]	10.63%	[31]					5.40%	[32]	7.48%	[33]	7.82%	[31]
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index (Net)
Average Annual Return, Percent	5.69%	[5],[34]	9.05%	[34]	8.52%	[34]					4.30%	[35]	6.27%	[36]	7.11%	[34]
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	20.90%	[5],[37]	22.02%	[37]	15.58%	[37]					12.88%	[38]	13.59%	[39]	11.79%	[37]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000®Index
Average Annual Return, Percent	23.47%	[6],[40],[41],[42]	20.81%	[40],[41],[42]	16.74%	[40],[41],[42]	14.84%	[40],[43]	17.06%	[42],[44]	14.46%	[45]			14.08%	[41]
FTSE Nareit All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Average Annual Return, Percent	1.48%	[6],[46]	(2.61%)	[46]	7.22%	[46]					1.98%	[47]			5.88%	[46]
CBRE Real Estate Tiered Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBRE Real Estate Tiered Index
Average Annual Return, Percent	1.48%	[6],[48]	(2.61%)	[48]	7.71%	[48]					1.66%	[49]			4.96%	[48]
MSCI U S REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. REIT®Index
Average Annual Return, Percent	4.71%	[6],[50]	(0.35%)	[50]	9.53%	[50]					3.17%	[51]			5.85%	[50]
Morningstar Real Estate Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Real Estate Category Average
Average Annual Return, Percent	2.54%	[6],[52]	(2.50%)	[52]	7.27%	[52]					1.71%	[53]			4.97%	[52]
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Conservative Allocation Category Average
Average Annual Return, Percent	9.88%	[15],[54]	11.03%	[54]	5.86%	[54]	5.21%	[55]	6.02%	[54]
Conservative Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Composite Index
Average Annual Return, Percent	10.24%	[15],[56]	12.38%	[56]	6.31%	[56]	5.50%	[57]	6.31%	[56]
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Average Annual Return, Percent	13.29%	[15],[58],[59]	23.03%	[58],[59]	12.33%	[58],[59]	10.46%	[59],[60]	11.64%	[58],[61]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.50%	[15],[62],[63]	6.16%	[62],[63]	(0.24%)	[62],[63]	(0.32%)	[62],[64]	(0.19%)	[63],[65]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500®Index
Average Annual Return, Percent	23.60%	[15],[66]	21.45%	[66]	17.64%	[66]	15.55%	[67]	17.74%	[66]
Equity Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Allocation Composite Index
Average Annual Return, Percent	20.98%	[16],[68]	22.01%	[68]	16.39%	[68]	14.35%	[69]	16.28%	[68]
Morningstar Global Aggressive Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Aggressive Allocation Category Average
Average Annual Return, Percent	15.34%	[16],[70]	17.63%	[70]	12.16%	[70]	10.91%	[71]	12.46%	[70]
Morningstar Global Moderate Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderate Allocation Category Average
Average Annual Return, Percent	12.94%	[25],[72]	13.81%	[72]	8.65%	[72]	7.71%	[73]	8.79%	[72]
Moderate Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Composite Index
Average Annual Return, Percent	13.74%	[25],[74]	15.55%	[74]	9.64%	[74]	8.44%	[75]	9.60%	[74]
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Moderately Aggressive Allocation Category Average
Average Annual Return, Percent	14.94%	[26],[76]	16.31%	[76]	11.06%	[76]	9.95%	[77]	11.17%	[76]
Growth Allocation Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Composite Index
Average Annual Return, Percent	17.32%	[26],[78]	18.76%	[78]	13.00%	[78]	11.39%	[79]	12.93%	[78]

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.
[4]	Not annualized.
[5]	Not annualized.
[6]	Not annualized.
[7]	Not annualized.
[8]	Not annualized.
[9]	Not annualized.
[10]	Not annualized.
[11]	Not annualized.
[12]	Not annualized.
[13]	Not annualized.
[14]	Not annualized.
[15]	Not annualized.
[16]	Not annualized.
[17]	Not annualized.
[18]	Not annualized.
[19]	Not annualized.
[20]	Not annualized.
[21]	Not annualized.
[22]	Not annualized.
[23]	Not annualized.
[24]	Not annualized.
[25]	Not annualized.
[26]	Not annualized.
[27]	Not annualized.
[28]	Not annualized.
[29]	Not annualized.
[30]	Not annualized.
[31]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[32]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[33]	The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[34]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[35]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[36]	The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[37]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[38]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[39]	The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[40]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[41]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[42]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[43]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[44]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[45]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[46]	The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
[47]	The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.
[48]	The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.
[49]	The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.
[50]	The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
[51]	The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.
[52]	The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[53]	The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[54]	The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[55]	The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[56]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[57]	The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.
[58]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[59]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[60]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[61]	The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.
[62]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[63]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[64]	The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[65]	The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[66]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[67]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[68]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[69]	The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.
[70]	The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[71]	The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[72]	The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[73]	The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[74]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[75]	The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[76]	The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[77]	The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[78]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.
[79]	The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.